Share-Based Payments	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments
33.	Share-Based Payments

A.	Description of share-based payment arrangements
The Company provides share-based payments, which are equity settled, since they provide the participants the right to be compensated with a specific number of Company’s shares instead of receiving a payment based on the value of the Company’s shares.
During 2023, the Board of Directors approved the Equity incentive plans. As of December 31, 2024, the Group has share-based payments plans for non-executive
members of the Board and employees.

i.	Restricted shares plan
The award 2024 plan granted on January 1, 2024, has a vesting period ending on January 1, 2025. The restricted shares became non-forfeitable
as of its respective vesting date, with settlement date following this vesting period.

Auna S.A. and Subsidiaries
Notes to the Consolidated Financial Statements
December 31, 2024, 2023 and 2022

The following table illustrates the movements in Restricted Shares under the Plans as of December 31, 2024:

Grand date/ Directors entitled	Number of shares in thousands	Vesting conditions	(In thousands of soles)
			2024	2023
Award 2024 - Grant to Directors on January 1, 2024	43	1 year service from grant date	1,131	—
Award 2023 - Grant to Directors on December 8, 2023	53	1 month service from grant date	—	3,675
As of December 31, 2024, the Group recognized S/ 1,131 thousand to the personnel expenses (S/ 3,675 thousand as of December 31, 2023), note 21 (a).

ii.	Option and restricted stock unit plans
During 2024, the Company signed the long-term incentive plan seeks to drive the achievement of the company’s performance targets, along with providing an element of retention, allowing employees to obtain part of the shares of the company. They will be able to exercise the stock rights after a period of continuous employment and additional conditions depending on the case.
The following table illustrates the long-term incentive plans as of December 31, 2024:

Incentive plans / Vesting Commencement Date	Number of options / shares in thousands	Vesting conditions	Contractual life of options / shares	(In thousands of soles) 2024
Performance-Based Option Agreement on March 21, 2024	2,661	3 years’ service from grant date	10 years	6,655
Long-Term Incentive Management on March 21, 2024	600	4 years’ service from grant date	5 years	195
Restricted Stock Unit on March 21, 2024	161	3 years’ service from grant date	3 years	1,164
As of December 31, 2024, the Group recognized S/ 8,014 thousand to the personnel expenses note 21(a).

B.	Measurement of grant date fair values
The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense with different methods during the vesting period, with a corresponding increase in equity, over the vesting period of the awards.
The following table illustrates the different methods of incentive plans for December 31, 2024:

Incentive plans	Year	Methodology of fair value	Grace period	Number of options / shares in thousands	Annual volatility	Risk- free rate	Weighted average of fair value of options / shares (in soles)	Vesting status
Performance-Based Option Agreement	2024	Binomial	21/03/2024 to 21/03/2027	2,661	33.54%	4.83%	9.61	Partially vested
Long-Term Incentive Management	2024	Black Scholes	21/03/2024 to 21/03/2028	600	33.54%	3.63%	1.25	Partially vested
Restricted Stock Units	2024	Market value	21/03/2024 to 21/03/2027	161	—	—	27.71	Partially vested